INCOME TAXES (Tables)	9 Months Ended
Jan. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of income tax

	January 31, 2022	January 31 2021

Loss before income tax benefit	$14,210,835	$256,348
Expected income tax benefit	(5,684,334)	(94,283)
Non-deductible expenses	–	–

Tax loss benefit not recognized for book purposes, valuation allowance	$5,684,334	$94,283
Total income tax	$–	$–